Changes in Fair Value for All Assets Using Material Level of Unobservable (Level 3) Inputs (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011
Life Finance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning Balance	$ 17,138	$ 90,917	$ 17,138
Purchase of contracts	50,480	130
Acquired in foreclosure	6,409	5,724
Unrealized change in fair value	570	(5,660)
Transfers into Level 3
Transfers out of level 3
Sale of contracts		(5,334)
Premiums paid	16,320	27,804
Policies lapsed/written off		(140)
Ending Balance	90,917	113,441	90,917
Changes in fair value included in earnings for the period relating to assets held at end of period		(5,898)	570
Structured settlements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning Balance	1,446	12,376	1,446
Purchase of contracts	27,545	24,313
Unrealized change in fair value	5,302	1,823
Transfers into Level 3
Transfers out of level 3
Sale of contracts	(21,723)	(36,615)
Collections	(194)	(217)
Ending Balance	12,376	1,680	12,376
Changes in fair value included in earnings for the period relating to assets held at end of period		$ 255	$ 4,218